CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Western Asset Global Government Bond Fund and Western Asset Intermediate Bond Fund and the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class I, Class IS and Class A2 of Western Asset High Yield Fund and Western Asset Total Return Unconstrained Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (“Amendment No. 89”), and (b) that Amendment No. 89 was filed electronically.

Dated as of: October 5, 2015	By:	/s/ Robert M. Nelson
	Name:	Robert M. Nelson
	Title:	Assistant Secretary